DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES	12 Months Ended
Dec. 31, 2018
Provision for decommissioning, restoration and rehabilitation costs [abstract]
DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES
DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES

The Company incurs decommissioning, restoration and similar liabilities relating to its operating, inactive and closed mines and development projects. Significant decommissioning and restoration activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and monitoring.

The Company estimates future decommissioning and restoration costs based on the level of current mining activity and estimates of costs required to fulfill the Company’s future obligations. Changes in decommissioning and restoration provision estimates during the period reflect changes in cash flow estimates as well as assumptions including discount and inflation rates.

At December 31, 2018, the present value of decommissioning and restoration liabilities relating to the Company's mining properties was estimated at $250.3 million (December 31, 2017: $274.3 million) using discount rates specific to the liabilities ranging between 2.14% and 11.41% (December 31, 2017: 1.99% and 16.63%). The undiscounted value of these liabilities was $365.1 million (December 31, 2017: $413.4 million).

The following table reconciles the beginning and ending carrying amounts of the Company's decommissioning and restoration liabilities. The majority of the expenditures are expected to take place between 2019 and 2119. Certain obligations related to post closure monitoring and maintenance at the Company's Chilean mines are expected to continue in perpetuity

	2018	2017
Balance, beginning of year	$274.3	$235.6
Accretion expense included in finance costs	14.9	26.7
Revisions in estimates and obligations	31.2	47.6
Expenditures during the current year	(5.3)	(4.6)
Foreign exchange impact	(30.6)	(3.9)
Reclassified to liabilities relating to assets held for sale	(34.2)	(27.1)
Balance, end of year	$250.3	$274.3
Current (i)	$9.1	$16.1
Non-current	241.2	258.2
	$250.3	$274.3

(i)	The current portion of decommissioning, restoration and similar liabilities is included in the current portion of Note 26: Other Provisions and Liabilities.

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated decommissioning, restoration and similar obligations. As at December 31, 2018, the Company had outstanding letters of credit in the amount of $57.4 million (C$78.3 million) (December 31, 2017: $18.7 million (C$25.1 million)) representing guarantees for reclamation obligations and road construction relating to the Company's share of mining interest in Canadian Malartic, and $13.6 million representing guarantees for reclamation obligations relating to the Company's US properties. These letters of credit are automatically extended for one year periods from their expiration dates.